Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 17, 2016
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Aug. 17, 2016
Document Effective Date	Aug. 17, 2016
Prospectus Date	Aug. 17, 2016
IQ Candriam SRI US Equity ETF | IQ Candriam SRI US Equity ETF
Risk/Return:
Trading Symbol	SRIU
IQ Candriam SRI World Equity ETF | IQ Candriam SRI World Equity ETF
Risk/Return:
Trading Symbol	SRIW
IQ Candriam SRI International Equity ETF | IQ Candriam SRI International Equity ETF
Risk/Return:
Trading Symbol	SRIN
IQ Candriam SRI European Equity ETF | IQ Candriam SRI European Equity ETF
Risk/Return:
Trading Symbol	SRIE
IQ Candriam SRI Asia Pacific Equity ETF | IQ Candriam SRI Asia Pacific Equity ETF
Risk/Return:
Trading Symbol	SRIA